Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Defiance Future Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DEFIANCE FUTURE TECH ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
DEFIANCE FUTURE TECH ETF
(the “Fund”)

May 31, 2019

Supplement to the
Summary Prospectus dated April 30, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME, TICKER SYMBOL, FEES, AND INVESTMENT POLICIES EFFECTIVE JUNE 24, 2019, AS DESCRIBED BELOW.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s contractual management fee effective June 24, 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Changes to the Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the BlueStar Augmented and Virtual Reality Index (the “Index”). Effective June 24, 2019, the Index’s name will change to the “BlueStar Next Gen Video Gaming Index”. In conjunction with the change to the name of the Index, the methodology for the Index will change on the same date, and the section entitled “Principal Investment Strategies—BlueStar Augmented and Virtual Reality Index” on page 2 of the Summary Prospectus will be replaced with the following:
BlueStar Next Gen Video Gaming Index
The Index consists of a modified market capitalization-weighted portfolio of the stock of companies whose products or services are predominantly tied to video gaming. The Index defines such companies as those deriving at least 50% of their annual revenue from video or electronic game sales or licenses, media streaming services described by the company as interactive media or esports, social media services featuring augmented or virtual reality (“AR/VR”) functions, online casinos, video game consoles, gaming-focused personal computers, or computer peripherals marketed specifically for video gaming.
The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by BlueStar Global Investors, LLC (“BlueStar” or the “Index Provider”), which owns the Index, based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. Companies identified by BlueStar’s screening process are then screened for investibility, including a minimum float-adjusted market capitalization of US$100 million, a minimum liquidity threshold, and being listed on a stock exchange in the United States, Europe, Hong Kong, Japan, South Korea, Taiwan, or Canada.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year. The Index is expected to be comprised of approximately 30 to 50 companies with approximately half of such companies listed on a non-U.S. exchange, and the Index is expected to have significant exposure to companies in Japan and China.
At the time of each rebalance and reconstitution of the Index, the group of Index constituents that each earn at least 50% of their revenue from video or electronic game sales or licenses, video game consoles, or computer peripherals marketed specifically for video gaming are assigned an aggregate weight of 80%, and the remaining companies are assigned an aggregate weight of 20%. Companies in the 80% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 5%. Companies in the 20% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 3%. Companies in both groups may be subject to lower weight limits based on their average daily traded value, and excess weight is distributed equally across all Index constituents. The weight of each Index component may rise and/or fall between Index rebalance dates.
Also effective June 24, 2019, the last two sentences of the section entitled “Principal Investment Strategies—The Fund’s Investment Strategy” on page 2 of the Summary Prospectus are deleted.

Supplement [Text Block]	ck0001540305_SupplementTextBlock
Changes to the Fund’s Name and Ticker Symbol
In conjunction with the change to the name of the Index, the name and ticker symbol of the Fund will change as follows:

	Current	New (effective June 24, 2019)
Fund Name	Defiance Future Tech ETF	Defiance Next Gen Video Gaming ETF
Ticker Symbol	AUGR	VIDG
Changes to the Fund’s Fees and Expenses
Also effective June 24, 2019, the management fee for the Fund will be reduced to an annual rate of 0.30% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 1 of the Summary Prospectus:

Risk [Heading]	rr_RiskHeading	Changes to the Fund’s Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Also effective June 24, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 4–7 of the Prospectus:

•	The “Augmented and Virtual Reality Investment Risk”, “Emerging Technologies Investment Risk”, “Index Methodology Risk”, and “Sector Risk—Communication Services Sector Risk” disclosures are deleted.

•	The following paragraphs are added:

◦
AR/VR & Video Gaming Investment Risk. AR/VR and video gaming companies are subject to intense global competition and may be smaller companies with limited product lines, markets, financial resources, or personnel. Such companies may be heavily dependent on patent and intellectual property rights and may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. AR/VR and video gaming companies may have products that face rapid obsolescence and may be dependent on one or a small number of products or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms and other forms of entertainment, and changes in consumer discretionary spending, all of which may change rapidly and cannot necessarily be predicted. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts.

◦
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

▪
Risks Related to Investing in China. China may be subject to considerable degrees of economic, political, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility, and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations, and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
Defiance Future Tech ETF | Defiance Future Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIDG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 97

[1]	Restated to reflect the Fund’s contractual management fee effective June 24, 2019.
[2]	Estimated for the current fiscal year.